Share-Based Payments - Additional Information (Detail)																																			1 Months Ended		12 Months Ended
	Dec. 31, 2017 shares	Dec. 15, 2017	Jun. 15, 2017 shares	Dec. 15, 2016	Dec. 09, 2016	Jun. 24, 2016	Jun. 21, 2016 shares	Apr. 06, 2016	Jan. 17, 2016	Dec. 15, 2015	Nov. 19, 2015	Sep. 30, 2015	Sep. 21, 2015	Jun. 23, 2015 shares	Mar. 24, 2015	Dec. 23, 2014 Equity	Jun. 03, 2014 shares	Dec. 23, 2013 Equity	Sep. 18, 2013	Jul. 25, 2013	Jun. 04, 2013 shares	Dec. 23, 2012 Equity	Sep. 25, 2012	Jan. 17, 2012	Dec. 23, 2011 Equity	Dec. 09, 2011 shares	Nov. 22, 2011	Jun. 24, 2011	Jan. 28, 2011	Dec. 16, 2010 shares	Jun. 25, 2010	Jan. 21, 2009 shares	Dec. 07, 2007	Jun. 14, 2007 shares	Dec. 15, 2016	Sep. 30, 2016	Jan. 20, 2019	Dec. 31, 2017	Dec. 15, 2017	Dec. 05, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 22, 2015 Equity	Nov. 22, 2014 Equity	Nov. 22, 2013 Equity	Nov. 22, 2012 Equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																							8,300	625,200
Basis of exercise by beneficiary	181,008																																					181,008			147,359	53,859
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																																							4 years	4 years
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																																							1 year	1 year
BSAX [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						0			0	0
Date of grant (Board of Directors)																															Jun. 25, 2010	Jan. 21, 2009
Share based payment arrangement, vesting percentage																																						P10Y
Share based payment arrangement, shares exercised																																						1,036				1,095
BSAX [Member] | Not Later Than One Year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period																															1 year	1 year
BSAX [Member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period																															2 years	2 years
BSAX [Member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period																															3 years	3 years
BSAX [Member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period																															4 years	4 years
BSAX [Member] | Top of range [member] | Not Later Than One Year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Basis of exercise by beneficiary																																						25.00%
BSAX [Member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Basis of exercise by beneficiary																																						25.00%
BSAX [Member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Basis of exercise by beneficiary																																						25.00%
BSAX [Member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Basis of exercise by beneficiary																																						25.00%
BCEX [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																2,296
BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization			9,000				54,008							88,500			20,000				73,000					194,552				194,552				194,552
Share based payment arrangement, shares exercised																																						9,359			89,835	77,786
BSA [Member] | Date of Grant One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																						Dec. 07, 2007
Share based payment arrangement, vesting period																																						10 years
BSA [Member] | Date of Grant One [Member] | Share-based Payment Arrangement Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																																	1 year
BSA [Member] | Date of Grant One [Member] | Share-based Payment Arrangement Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																																	2 years
BSA [Member] | Date of Grant One [Member] | Share-based Payment Arrangement Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																																	3 years
BSA [Member] | Date of Grant One [Member] | Share-based Payment Arrangement Tranche Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																																	4 years
BSA [Member] | Date of Grant One [Member] | Top of range [member] | Share-based Payment Arrangement Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																						25.00%
BSA [Member] | Date of Grant One [Member] | Top of range [member] | Share-based Payment Arrangement Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																						25.00%
BSA [Member] | Date of Grant One [Member] | Top of range [member] | Share-based Payment Arrangement Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																						25.00%
BSA [Member] | Date of Grant One [Member] | Top of range [member] | Share-based Payment Arrangement Tranche Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																						25.00%
BSA [Member] | Date of Grant Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																						Jan. 17, 2012
Share based payment arrangement, vesting period																																						10 years
BSA [Member] | Date of Grant Two [Member] | Share-based Payment Arrangement Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																								1 year
BSA [Member] | Date of Grant Two [Member] | Share-based Payment Arrangement Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																								2 years
BSA [Member] | Date of Grant Two [Member] | Share-based Payment Arrangement Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																								3 years
BSA [Member] | Date of Grant Two [Member] | Share-based Payment Arrangement Tranche Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																								4 years
BSA [Member] | Date of Grant Two [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised									89,835
BSA [Member] | Date of Grant Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																						Sep. 25, 2012
Share based payment arrangement, vesting period																																						10 years
BSA [Member] | Date of Grant Three [Member] | Share-based Payment Arrangement Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																							1 year
BSA [Member] | Date of Grant Three [Member] | Share-based Payment Arrangement Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																							2 years
BSA [Member] | Date of Grant Three [Member] | Share-based Payment Arrangement Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																							3 years
BSA [Member] | Date of Grant Three [Member] | Share-based Payment Arrangement Tranche Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																							4 years
BSA [Member] | Date of Grant Three [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																							30,000
BSA [Member] | Date of Grant Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																						Jul. 25, 2013
Share based payment arrangement, vesting period																				0 years																		10 years
BSA [Member] | Date of Grant Four [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																				73,000
BSA [Member] | Date of Grant Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																						Jun. 03, 2014
Share based payment arrangement, vesting period																	0 years																					10 years
BSA [Member] | Date of Grant Five [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																	10,000
BSA [Member] | Date of Grant 03/24/2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																						Mar. 24, 2015
Share based payment arrangement, vesting period																																						10 years
BSA [Member] | Date of Grant 03/24/2015 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised															10,000
BSA [Member] | Date of Grant Seven [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																						Nov. 19, 2015
Share based payment arrangement, vesting period																																						10 years
BSA [Member] | Date of Grant Seven [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised											15,000
BSA [Member] | Date of Grant Eight [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																						Dec. 15, 2015
Share based payment arrangement, vesting period																																						10 years
BSA [Member] | Date of Grant Eight [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised										73,500
BSA [Member] | Date of Grant 06/21/2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																						Jun. 21, 2016
Share based payment arrangement, vesting period																																						10 years
BSA [Member] | Date of Grant 06/21/2016 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised							20,000
BSA [Member] | Date of Grant 06/09/2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																						Dec. 09, 2016
Share based payment arrangement, vesting period																																						10 years
BSA [Member] | Date of Grant 06/09/2016 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised					34,008
BSA [Member] | Date of Grant 06/15/2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																						Jun. 15, 2019
Share based payment arrangement, vesting period																																						10 years
BSA [Member] | Date of Grant 06/15/2017 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			9,000
BSA 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																10,716
Bons De Createurs D Entreprise Bce Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																5,358
BSA 2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																														19,377
BSAX[Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																2,131
BSPCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																														34,039
OPTIONS 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																										518,000
Free shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization	241,844																186,000									1,340,737
Number of options granted													1,107,350
Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization			828,600														918,960
BSA 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						0			0	0
Share based payment arrangement, shares exercised																																										8,049
BSA 2 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						4,822
BSA 2 [Member] | Top of range [member] | First Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						2,680
BSA 2 [Member] | Top of range [member] | Second Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						1,072
BSA 2 [Member] | Top of range [member] | Third Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						1,072
BSA 2 [Member] | Top of range [member] | Fourth Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						1,070
BSA 2 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period																																						10 years
BCE 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						0			0	0
Share based payment arrangement, shares exercised																																						2,691				2,667
BCE 4 [Member] | Not Later Than One Year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																					2,411
Date of grant (Board of Directors)																																					Jan. 21, 2009
Vesting Period																																					0 years
BCE 4 [Member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																					1,340
Date of grant (Board of Directors)																																					Jan. 21, 2009
Vesting Period																																					1 year
BCE 4 [Member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																					536
Date of grant (Board of Directors)																																					Jan. 21, 2009
Vesting Period																																					2 years
BCE 4 [Member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																					536
Date of grant (Board of Directors)																																					Jan. 21, 2009
Vesting Period																																					3 years
BCE 4 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						2,411
BCE 4 [Member] | Top of range [member] | First Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						1,340
BCE 4 [Member] | Top of range [member] | Second Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						536
BCE 4 [Member] | Top of range [member] | Third Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						536
BCE 4 [Member] | Top of range [member] | Fourth Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						535
BSA [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period																																						10 years
BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																												2,000										0			0	0
Date of grant (Board of Directors)																											Nov. 22, 2011	Jun. 24, 2011	Jan. 28, 2011
Share based payment arrangement, shares exercised																												77
Basis of exercise by beneficiary | Equity																2,509		2,510				2,510			2,510																		334	334	335	335
Basis of exercise by beneficiary																25.00%		25.00%				25.00%			25.00%
Share based payment arrangement, shares exercised																																						110			434	7,290
BSA2010 [Member] | Not Later Than One Year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																											335
Share based payment arrangement, shares exercised																											77
BSA2010 [Member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																											335
Share based payment arrangement, shares exercised																											77
BSA2010 [Member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																											334
Share based payment arrangement, shares exercised																											77
BSA2010 [Member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																											334
Share based payment arrangement, shares exercised																											77
BSA2010 [Member] | Date of Grant 06/09/2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					59,000
Share based payment arrangement, shares exercised					69.75
BSA2010 [Member] | Date of Grant 06/15/2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			9,000
Share based payment arrangement, shares exercised			59.05
BCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																																						1,334			3,635	13,998
Basis of exercise by beneficiary	11,005																																					11,005			12,339	15,974
BCE2010 [Member] | Date of Grant One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																												Jun. 24, 2011
Share based payment arrangement, vesting percentage																																				At the latest within before the 11/22/2021		At the latest within before the 11/22/2021
BCE2010 [Member] | Date of Grant One [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																			At the latest before the 12/15/2025
BCE2010 [Member] | Date of Grant One [Member] | Top of range [member] | Not Later Than One Year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																			25.00%	25.00%		25.00%
Basis of exercise by beneficiary																																						25.00%
BCE2010 [Member] | Date of Grant One [Member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																			25.00%	25.00%		25.00%
Basis of exercise by beneficiary																																						25.00%
BCE2010 [Member] | Date of Grant One [Member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																			25.00%	25.00%		25.00%
Basis of exercise by beneficiary																																						25.00%
BCE2010 [Member] | Date of Grant One [Member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																			25.00%	25.00%		25.00%
Basis of exercise by beneficiary																																						25.00%
BCE2010 [Member] | Date of Grant Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																			Sep. 18, 2013								Nov. 22, 2011
Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																						998,500			359,060	315,000
Basis of exercise by beneficiary	755,650																																					755,650			85,000
Share based payment arrangement, shares exercised																																						1,200			35,000
Share Option [Member] | Date of Grant One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																	Jun. 03, 2014
Share based payment arrangement, vesting period																			10 years
Share based payment arrangement, vesting percentage																	At the latest before the 06/03/2024
Share Option [Member] | Date of Grant One [Member] | Top of range [member] | Share-based Payment Arrangement Tranche Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																	75,000		518,000
Share Option [Member] | Date of Grant Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)														Jun. 23, 2015
Share based payment arrangement, vesting percentage						At the latest before the 06/24/2025
Share Option [Member] | Date of Grant Three [Member] | Top of range [member] | Not Later Than One Year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised						30,000
Share Option [Member] | Date of Grant Three [Member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised						30,000
Share Option [Member] | Date of Grant Three [Member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised						30,000
Share Option [Member] | Date of Grant Three [Member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised						30,000
Share Option [Member] | Date of Grant Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)												Sep. 30, 2015
Share based payment arrangement, shares exercised												195,000
Share Option [Member] | Date of Grant Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)								Apr. 06, 2016		Dec. 15, 2015
Share based payment arrangement, shares exercised										75,000
Share Option [Member] | Date of Grant 03/24/2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								At the latest before 10 years of the date of the Grant
Share based payment arrangement, shares exercised								55,000
Share Option [Member] | Date of Grant Seven [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)							Jun. 21, 2016
Share based payment arrangement, vesting period				10 years			10 years																															10 years
Share based payment arrangement, shares exercised		1,100					154,100
Share Option [Member] | Date of Grant Seven [Member] | Top of range [member] | Not Later Than One Year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage				25.00%			25.00%																															25.00%
Share Option [Member] | Date of Grant Seven [Member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage				12.50%			12.50%																															12.50%
Share Option [Member] | Date of Grant Seven [Member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage				12.50%			12.50%																															12.50%
Share Option [Member] | Date of Grant Seven [Member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage				12.50%			12.50%																															12.50%
Share Option [Member] | Date of Grant Eight [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)					Dec. 09, 2016
Share based payment arrangement, vesting period					10 years
Share based payment arrangement, shares exercised					74,960
Share Option [Member] | Date of Grant Eight [Member] | Top of range [member] | Not Later Than One Year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised					18,740
Share Option [Member] | Date of Grant Eight [Member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised					9,370
Share Option [Member] | Date of Grant Eight [Member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised					9,370
Share Option [Member] | Date of Grant Eight [Member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised					9,370
Share Option [Member] | Date of Grant 06/21/2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)				12/15/2016
Share Option [Member] | Grant Date Six A [Member] | Top of range [member] | Not Later Than One Year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised								8,250
Share Option [Member] | Grant Date Six A [Member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised								8,250
Share Option [Member] | Grant Date Six A [Member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised								8,250
Share Option [Member] | Grant Date Six A [Member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised								8,250
Share Option [Member] | Grant Date Six B [Member] | Top of range [member] | Not Later Than One Year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised								5,500
Share Option [Member] | Grant Date Six B [Member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised								5,500
Share Option [Member] | Grant Date Six B [Member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised								5,500
Share Option [Member] | Grant Date Six B [Member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised								5,500